Fixed assets - Information on telecommunications licenses - Residual useful life (Details)	12 Months Ended
Dec. 31, 2018
FRANCE | LTE licences [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P12Y9M18D
FRANCE | LTE licences [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P17Y10M24D
FRANCE | UMTS licences [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P2Y8M12D
FRANCE | UMTS licences [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P11Y4M24D
FRANCE | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P2Y6M
SPAIN | LTE licences [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P11Y
SPAIN | LTE licences [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P12Y4M24D
SPAIN | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P1Y3M18D
SPAIN | GSM licences [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P4Y8M12D
SPAIN | GSM licences [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P12Y
SPAIN | Five G licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P19Y9M18D
POLAND | LTE licences [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P9Y
POLAND | LTE licences [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P12Y1M6D
POLAND | UMTS licences [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P2Y
POLAND | UMTS licences [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P4Y
POLAND | GSM licences [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P8Y7M6D
POLAND | GSM licences [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P10Y6M
EGYPT | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P13Y
EGYPT | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P13Y
EGYPT | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P13Y
MOROCCO | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P16Y2M12D
MOROCCO | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P13Y6M
MOROCCO | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P12Y3M18D
ROMANIA | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P10Y3M18D
ROMANIA | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P10Y3M18D
ROMANIA | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P10Y3M18D
JORDAN | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P11Y4M24D
JORDAN | UMTS licences [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P6Y2M12D
JORDAN | UMTS licences [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P14Y3M18D
JORDAN | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P10Y
BELGIUM | LTE licences [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P8Y4M24D
BELGIUM | LTE licences [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P14Y10M24D
BELGIUM | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P2Y3M18D
BELGIUM | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P2Y2M12D